Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 29, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and Goodwill
At the end of 2013 and 2012, the gross and net amounts of intangible assets were:

(Dollars in Millions)	2013	2012
Intangible assets with definite lives:
Patents and trademarks — gross	$9,164	8,890
Less accumulated amortization	4,146	3,416
Patents and trademarks — net	$5,018	5,474
Customer relationships and other intangibles — gross	$19,027	18,755
Less accumulated amortization	4,872	4,030
Customer relationships and other intangibles — net	$14,155	14,725
Intangible assets with indefinite lives:
Trademarks	$7,619	7,648
Purchased in-process research and development	1,155	905
Total intangible assets with indefinite lives	$8,774	8,553
Total intangible assets — net	$27,947	28,752

Goodwill
Goodwill as of December 29, 2013 and December 30, 2012, as allocated by segment of business, was as follows:

(Dollars in Millions)	Consumer	Pharmaceuticals	Med Devices and Diagnostics	Total
Goodwill at January 1, 2012	$8,298	1,721	6,119	16,138
Acquisitions	10	46	6,045	6,101
Currency translation/other	211	25	(51)	185
Goodwill at December 30, 2012	$8,519	1,792	12,113	22,424
Acquisitions	83	246	9	338
Currency translation/other	(71)	30	77	36
Goodwill at December 29, 2013	$8,531	2,068	12,199	22,798